Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	SEADRILL LIMITED
Entity Central Index Key	0001737706
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false